CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Gathering services and other fees	$ 205,346	$ 154,139	$ 91,421
Natural gas, NGLs and condensate sales and other	88,606	20,476	12,439
Amortization of favorable and unfavorable contracts	(1,032)	(192)	(308)
Total revenues	292,920	174,423	103,552
Costs and expenses:
Operation and maintenance	72,465	53,882	29,855
Cost of natural gas and NGLs	44,233	3,224	0
General and administrative	30,105	22,182	17,476
Transaction costs	2,841	2,025	3,166
Depreciation and amortization	69,962	36,674	11,367
Total costs and expenses	219,606	117,987	61,864
Other (expense) income	(108)	9	12
Interest expense	(19,173)	(7,340)	(1,029)
Affiliated interest expense	0	(5,426)	(2,025)
Income before income taxes	54,033	43,679	38,646
Income tax expense	(729)	(682)	(695)
Net income	53,304	42,997	37,951
Less: net income attributable to the pre-IPO period	0	24,112
Less: net income attributable to SMP Holdings (Note 1)	9,720	1,271
Net income attributable to SMLP	43,584	17,614
Less: net income attributable to general partner, including IDRs	1,035	352
Net income attributable to limited partners	$ 42,549	$ 17,262
Earnings per common unit – basic (in dollars per unit)	$ 0.86	$ 0.35
Earnings per common unit – diluted (in dollars per unit)	$ 0.86	$ 0.35
Earnings per subordinated unit – basic and diluted (in dollars per unit)	$ 0.79	$ 0.35
Weighted-average common units outstanding – basic (in units)	26,951,346	24,412,427
Weighted-average common units outstanding – diluted (in units)	27,101,479	24,543,985
Weighted-average subordinated units outstanding – basic and diluted (in units)	24,409,850	24,409,850